Effect of COVID-19 Pandemic	9 Months Ended
Sep. 30, 2021
Effect of COVID-19 Pandemic
Effect of COVID-19 Pandemic

3Effect of COVID-19 Pandemic

The COVID-19 pandemic has spread worldwide and continues to cause many governments to maintain measures to slow the spread of the outbreak through quarantines, travel restrictions, closures of borders and requiring maintenance of physical distance between individuals.

Since the second quarter of 2020, the COVID-19 pandemic has resulted in a slowdown in our diagnostics and pharmaceutical businesses. As part of the Company’s initiative to assist local, national and international authorities as well as other partners in their efforts to facilitate the earliest possible diagnosis of COVID-19 and thereby contribute to allowing society to return to a “new” normal, the Company commenced testing for COVID-19 in March 2020.

During the nine months ended September 30, 2021, the Group continued the COVID-19 testing activities started in 2020 with a leading role in providing testing services at airports in Germany. Furthermore, new variants of the virus have emerged since mid-December 2020. How these mutations develop and their impact on the effectiveness of vaccines is not yet fully clear. Furthermore, vaccination campaigns in several countries started during the nine months ended September 30, 2021, and due to the expected increase in the availability of vaccines until the end of the year, the expectation is that governments will reduce restrictions during 2021. As a result of these developments in the COVID-19 pandemic, the Group has noticed a decrease in COVID-19 test order intakes in the three months ended September 30, 2021. How and when these developments would affect the potential prolongation of the need for testing on a broader scale remains uncertain.

Although the Group is taking a number of measures aimed at minimizing disruptions to the business and operations, and while the provision of testing for the COVID-19 virus is anticipated to generate additional revenues for us, the full extent to which the global COVID-19 pandemic may impact the business will depend on future developments, which are highly uncertain and cannot be predicted, such as the duration of the pandemic, the availability and effectiveness of vaccines against new variants, the probability of the occurrence of further outbreaks and the ultimate impact on the financial markets and the global economy, and could result in an unforeseen negative impact on the business and future results of operations.